INCOME TAXES (Reconciliation of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Loss before taxes on income	$ (33,913)	$ (54,950)	$ (43,789)
Statutory tax rate	23.00%	24.00%	25.00%
Theoretical income tax expense	$ (7,800)	$ (13,188)	$ (10,947)
Deferred taxes for which valuation allowance was provided, net	(1,925)	2,122	8,620
Non-deductible option expenses	12,609	8,528	5,224
Non-deductible expenses	824	1,263	815
Tax adjustment in respect of different tax rate of foreign subsidiary	(1,627)	(1,679)	(1,015)
Rate Change Impact	(174)	3,099
Foreign Tax	1,182	881
Other	118	297	410
Income tax expenses	$ 3,207	$ 1,323	$ 3,107